Accounts Receivable - net (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2017	2016
Trade receivables	$69,448	$52,061
Allowance for doubtful accounts	(4,779)	(3,603)
	64,669	48,458
Other receivables	1,536	1,374
Total accounts receivable	$66,205	$49,832

Accounts Receivable Aging [Table Text Block]
The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2017	2016
Aging within one year, net of allowance for doubtful accounts	$58,157	$45,340
Aging greater than one year, net of allowance for doubtful accounts	6,512	3,118
Total trade receivables	$64,669	$48,458